Financial instruments (Details Textual) ₨ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) Unit_USD	Mar. 31, 2019 INR (₨) Unit_USD	Mar. 31, 2018 INR (₨)
Financial instruments [Line Items]
Other non-financial assets	₨ 10,476	₨ 10,639
Other non-financial liabilities	10,725	8,898
Derivative financial assets	1,105	360
Derivative financial liabilities	1,602	68
Gains (losses) on cash flow hedges, net of tax	(719)	111	₨ (41)
Reserve of cash flow hedges	(721)	229
Interest rate swap contract [member]
Financial instruments [Line Items]
Gains (losses) on cash flow hedges, net of tax	₨ 33	₨ 0
Nominal amount of hedging instrument | Unit_USD	0	50
Other comprehensive income, net of tax, cash flow hedges	₨ 0